Fees Summary	Jul. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 800,000
Previously Paid Amount	0.00
Total Fee Amount	122.48
Total Offset Amount	0.00
Net Fee	122.48
Narrative - Max Aggregate Offering Price	$ 800,000
Final Prospectus	true